Loans (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded investment	$ 0	$ 32,000
Unpaid principal balance	0	32,000
Related allowance	0	14,800
Average principal loan balance	0	26,860
Interest income recognized	2,288	2,375
Private Corporation [Member]
Recorded investment	0	32,000
Unpaid principal balance	0	32,000
Related allowance	0	14,800
Average principal loan balance	0	26,860
Interest income recognized	$ 2,288	$ 2,375